Statement of Reconciliation of Cash, Cash Equivalents and Restricted Cash - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Cash and cash equivalents	$ 645,363	$ 1,947,142
Restricted cash in banks	11,337,223	20,592,223
Total cash, cash equivalents and restricted cash	$ 11,982,586	$ 22,539,365